INTANGIBLE ASSET – PURCHASED SOFTWARE, NET	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET – PURCHASED SOFTWARE, NET

NOTE 4: INTANGIBLE ASSET – PURCHASED SOFTWARE, NET

Intangible asset – Purchased Software, net, is comprised of the following at:

	December 31,	June 30,
	2021	2021
Purchased software	$3,875,256	$3,905,228
Less: accumulated amortization	(2,275,323)	(1,826,181)
Purchased software, net	$1,599,933	$2,079,047

Intangible asset – Purchased Software consists of the following three software technologies:

Alpha Predictions developed software	$448,255
Travel Buddhi developed software	114,420
CloseComms developed software	1,037,258
Total developed software	$1,599,933

The Alpha Predictions and Travel Buddhi developed software were acquired during the fiscal year ended June 30, 2019. The CloseComms developed software was acquired during the fiscal year ended June 30, 2020. At December 31, 2021, the Travel Buddhi and CloseComms technology platforms have been placed in service.

Developed software costs are amortized on a straight-line basis over three years. Amortization of developed software costs is included in general and administration expenses within the unaudited consolidated statements of operations.

For the three and six months ended December 31, 2021, amortization expense was $224,348 and $449,142, respectively. For the three and six months ended December 31, 2020, amortization expense was $226,469 and $450,302, respectively.

Future amortization expense related to the existing net carrying amount of developed software at December 31, 2021 is expected to be as follows:

Remainder of fiscal year 2022	$402,668
Fiscal year 2023	564,743
Fiscal year 2024	415,325
Fiscal year 2025	217,197
$1,599,933

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 6: INTANGIBLE ASSET – PURCHASED SOFTWARE, NET

Intangible asset – Purchased Software, net, is comprised of the following at:

	June 30,
	2021	2020
Purchased software	$3,905,228	$3,759,021
Less: accumulated amortization	(1,826,181)	(923,904)
Purchased software, net	$2,079,047	$2,835,117

Intangible asset – Purchased Software consists of the following three developed software technologies:

Alpha Predictions purchased software	$899,362
Travel Buddhi purchased software	114,785
CloseComms purchased software	1,064,900
Total purchased software	$2,079,047

The Alpha Predictions and Travel Buddhi developed software were acquired during the fiscal year ended June 30, 2019. The CloseComms developed software was acquired as further described in Note 5. At June 30, 2021, the Travel Buddhi and CloseComms technology platforms have not been placed in service, but are expected to be during fiscal year 2022.

Developed software costs are amortized on a straight-line basis over three years. Amortization of developed software costs is included in depreciation and amortization within the consolidated statements of operations.

The Company recorded $902,277 and $923,904 of amortization expense for the years ended June 30, 2021 and 2020, respectively.

Future amortization expense related to the existing net carrying amount of developed software at June 30, 2021 is expected to be as follows:

Fiscal year 2022	$932,239
Fiscal year 2023	605,370
Fiscal year 2024	425,498
Fiscal year 2025	115,490
$2,079,047

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020